Operating leases (Tables)	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Lease costs
Lease costs recorded under operating leases for the three and nine months ended September 30, 2019 were as follows:

	Three Months Ended	Nine Months Ended
	September 30, 2019	September 30, 2019
	(in thousands)
Operating lease costs	8,713	$26,332
Income from sub-leases	(378)	(1,445)
Net operating lease costs	8,335	$24,887

Operating lease maturity
Future minimum lease payments under non-cancelable leases as of September 30, 2019 were as follows:

Minimum rental
payments
(in thousands)
Due within 1 year	$28,107
Due between 1 and 5 years	69,656
Thereafter	18,594
Total future minimum lease payments	116,357
Lease imputed interest	(8,840)
Total	$107,517